Investments in Associates	12 Months Ended
Dec. 31, 2025
Investments in Associates
Investments in Associates

6.Investments in Associates

The company’s investments in associates and joint ventures were comprised as follows:

	December 31, 2025						Year ended
							December 31,
			Carrying value				2025
			Associates				Share of
	Ownership	Fair	and joint		Fairfax India		profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Go Digit Infoworks Services Private Limited (“Digit”)	49.0%	512.1	362.1		—	362.1	55.1
Albingia SA (“Albingia”)(1)	33.0%	246.3	254.0		—	254.0	7.5
Other	—	320.3	223.3		—	223.3	4.3
		1,078.7	839.4		—	839.4	66.9
Non-insurance(3):
India
Bangalore International Airport Limited (“Bangalore Airport”)(14)	74.0%	2,187.4	—		1,038.6	1,038.6	43.8
CSB Bank Limited (“CSB Bank”)	40.0%	353.6	—		209.2	209.2	25.8
Quess Corp Limited (“Quess”)(3)(4)	34.7%	118.3	190.9	(d)	—	190.9	(23.4)
IIFL Capital Services Limited (“IIFL Capital”, formerly IIFL Securities)	30.6%	383.5	17.3		131.2	148.5	22.4
Seven Islands Shipping Limited (“Seven Islands”)	48.5%	162.4	—		126.6	126.6	33.3
Sanmar Chemical Enterprises Limited (“Sanmar”, formerly Sanmar Chemicals Group)	39.3%	101.6	—		78.5	78.5	(45.2)
Other	—	152.5	202.1		31.2	233.3	1.6
		3,459.3	410.3		1,615.3	2,025.6	58.3

Real estate
KWF Real Estate Ventures Limited Partnerships (“KWF LPs”)	—	125.6	125.6	(d)	—	125.6	(4.4)
Other	—	223.0	223.0		—	223.0	13.9
		348.6	348.6		—	348.6	9.5
Other
Eurobank S.A. (“Eurobank”)(3)(5)	32.2%	4,703.0	2,728.2		—	2,728.2	474.1
Poseidon Corp. (“Poseidon”, formerly Atlas)	45.3%	2,640.4	2,046.4		—	2,046.4	286.9
EXCO Resources Inc. (“EXCO”)	49.3%	591.6	512.6		—	512.6	52.5
Waterous Energy Fund III(3)(6)	75.6%	390.2	390.2		—	390.2	(64.7)
Helios Fairfax Partners Corporation (“HFP”)	36.2%	54.1	155.8		—	155.8	(7.1)
Partnerships, trusts and other(7)(8)(9)	—	967.2	930.8		—	930.8	(60.3)
		9,346.5	6,764.0		—	6,764.0	681.4
		13,154.4	7,522.9		1,615.3	9,138.2	749.2

Investments in associates		14,233.1	8,362.3		1,615.3	9,977.6	816.1

As presented on the consolidated balance sheet:
Investments in associates		11,057.7				8,362.3
Fairfax India investments in associates		3,175.4				1,615.3
		14,233.1				9,977.6

							Year ended
	December 31, 2024						December 31,
			Carrying value				2024
			Associates				Share of
	Ownership	Fair	and joint		Fairfax India		profit
	percentage(a)	value(b)	ventures		associates(c)	Total	(loss)
Insurance and reinsurance:
Go Digit Infoworks Services Private Limited (“Digit”)(2)	49.0%	434.9	325.3		—	325.3	59.7
Other	—	311.0	207.5		—	207.5	(2.0)
		745.9	532.8		—	532.8	57.7
Non-insurance(3):
India
Bangalore International Airport Limited (“Bangalore Airport”)	64.0%	1,632.0	—		787.5	787.5	27.4
CSB Bank Limited (“CSB Bank”)	40.0%	254.8	—		197.2	197.2	24.9
Quess Corp Limited (“Quess”)	34.6%	397.3	426.4	(d)	—	426.4	10.4
IIFL Capital Services Limited (“IIFL Capital”, formerly IIFL Securities)	30.7%	362.7	15.8		120.4	136.2	26.1
Seven Islands Shipping Limited (“Seven Islands”)	48.5%	146.0	—		134.3	134.3	34.4
Sanmar Chemical Enterprises Limited (“Sanmar”, formerly Sanmar Chemicals Group)	42.9%	201.4	—		81.6	81.6	(72.7)
Other	—	55.9	10.8		31.3	42.1	1.9
		3,050.1	453.0		1,352.3	1,805.3	52.4
Real estate
KWF Real Estate Ventures Limited Partnerships (“KWF LPs”)	—	106.4	106.4	(d)	—	106.4	7.8
Other	—	165.8	167.1		—	167.1	(17.5)
		272.2	273.5		—	273.5	(9.7)
Other
Eurobank S.A. (“Eurobank”)	34.4%	2,923.5	2,374.8		—	2,374.8	515.0
Poseidon Corp. (“Poseidon”, formerly Atlas)	43.3%	2,046.3	1,858.5		—	1,858.5	212.6
EXCO Resources Inc. (“EXCO”)	49.3%	459.6	458.1		—	458.1	39.6
Waterous Energy Fund III	77.4%	218.0	218.0		—	218.0	(40.0)
Helios Fairfax Partners Corporation (“HFP”)	36.3%	73.3	162.7		—	162.7	(34.8)
Peak Achievement Athletics Inc. (“Peak Achievement”)(10)	—	—	—		—	—	57.0
Stelco Holdings Inc. (“Stelco”)(11)	—	—	—		—	—	18.3
Partnerships, trusts and other(12)(13)	—	954.9	821.9		—	821.9	88.2
		6,675.6	5,894.0		—	5,894.0	855.9
		9,997.9	6,620.5		1,352.3	7,972.8	898.6

Investments in associates		10,743.8	7,153.3		1,352.3	8,505.6	956.3

As presented on the consolidated balance sheet:
Investments in associates		8,144.8				7,153.3
Fairfax India investments in associates		2,599.0				1,352.3
		10,743.8				8,505.6
(a)	Ownership percentages include the effects of financial instruments that are considered in-substance equity.
(b)	See note 5 for fair value hierarchy information.
(c)	Fairfax India’s associates are domiciled in India.
(d)	These investments are joint ventures.

Insurance and reinsurance associates and joint ventures

(1)	On May 13, 2025 the company acquired a 33.0% indirect equity interest in Albingia for cash consideration of $236.5 (€209.7) and commenced applying the equity method of accounting to its investment. Albingia is a French insurance company that writes specialty property and casualty insurance.
(2)	On May 23, 2024 Digit Insurance, the general insurance subsidiary of the company’s investment in associate Digit, completed an initial public offering comprised of an issuance of new equity and an offer for sale of existing equity shares held by Digit and other shareholders, which valued Digit Insurance at approximately $3 billion (249.5 billion Indian rupees or 272 Indian rupees per common share). As a result of the initial public offering, the company recorded a pre-tax gain of $106.3 in net changes in capitalization in the consolidated statement of changes in equity on the company’s 49.0% equity interest in Digit (related to Digit’s equity interest in Digit Insurance decreasing from 83.3% to 73.6%, resulting in the recognition of a dilution gain for excess of fair value over the carrying value of Digit Insurance on the offer for sale and a dilution gain on new equity issuance from the initial offering). Digit Insurance’s common shares are traded on both the BSE and NSE in India.

On October 30, 2024 the company received a dividend of $112.3 from Digit on the company’s investment in Digit compulsory convertible preferred shares which the company recognized as dividend income, with a corresponding amount recognized as a net loss on investments, both in the consolidated statement of earnings.

Non-insurance associates and joint ventures

(3)	During 2025 the company recognized distributions and dividends of $938.1 (2024 - $409.8) from its non-insurance associates and joint ventures, of which $365.6 was the company’s share of cash distributions paid by Waterous Energy Fund III described in footnote (6), $203.8 (€179.3) was the company’s share of dividends paid by Eurobank and $200.9 was the company’s share of the non-cash spin-off by Quess described in footnote (4).
(4)	On April 21, 2025 Quess spun off two of its wholly-owned subsidiaries, Digitide Solutions Limited (“Digitide”), which provides information technology and business process solutions, and Bluspring Enterprises Limited (“Bluspring”), which operates as an asset management and integrated services company, in a non-cash distribution. The company recorded its initial investments in Digitide and Bluspring at their fair values of $148.3 and $52.6, and applied the equity method of accounting to its 34.8% equity interest in each of Quess, Digitide and Bluspring. The common shares of Digitide and Bluspring commenced publicly trading on both the BSE and NSE in India on June 11, 2025.
(5)	During 2025 the company sold 96.9 million shares in Eurobank for gross proceeds of $248.5 (€232.9), which decreased the company’s equity interest to 32.2% and resulted in the recognition of a realized gain of $58.5 in the consolidated statement of earnings. The sales were primarily to maintain the company’s significant equity interest in Eurobank below the regulatory threshold of 33.3%.
(6)	During 2025 the company made additional investments of $588.4 in, and received cash distributions of $365.6 from, Waterous Energy Fund III, a limited partnership that invests in the Canadian oil and gas sector.
(7)	On January 1, 2025 the company acquired a 50.0% equity interest in Blizzard Vacatia for $25.0 as described in note 5. Blizzard Vacatia is a newly formed company with Vacatia Inc. (“Vacatia”) engaged in the development, sales, marketing and rental of timeshare resorts. Vacatia has extensive experience in the hospitality industry as a provider of solutions for timeshare resorts. The company has limited decision-making power over the relevant activities of Blizzard Vacatia and therefore does not have the ability to exert unilateral control. The company has significant influence over Blizzard Vacatia and accordingly commenced applying the equity method of accounting to its investment in the common shares of Blizzard Vacatia.
(8)	On March 28, 2025 the company sold its equity interest in Sigma Companies International Corp. (“Sigma”) for total consideration of $327.1, comprised of cash consideration of $284.1 and a retained ownership interest in Sigma of 16.1% with a fair value of $43.0 at closing of the sale, and recorded a realized gain of $178.7 in the consolidated statement of earnings. The retained ownership interest is held through a new limited partnership interest which is classified as FVTPL.
(9)	During 2025 the company commenced applying the equity method of accounting to its investment in Keg Restaurants Ltd. as described in note 21.
(10)	On December 20, 2024 the company increased its equity interest in Peak Achievement from 42.6% to 100% and commenced consolidating Peak Achievement as described in note 21.
(11)	On November 1, 2024 Cleveland-Cliffs Inc. (“Cliffs”) acquired all outstanding common shares of Stelco for a combination of cash consideration of Cdn$60.00 and 0.454 Cliffs common shares per Stelco common share. The company received total consideration of $638.1, inclusive of cash consideration and the fair value of the Cliffs common shares received at close of the transaction in exchange for its Stelco common shares, and recorded a realized gain of $343.7 in the consolidated statement of earnings.
(12)	During 2024 the company increased its common equity interest in John Keells Holdings PLC (“John Keells”), a publicly listed conglomerate in Sri Lanka, to 19.5% with a substantive potential voting interest of 24.5%. Accordingly, the company commenced applying the equity method of accounting to its common equity interest in John Keells which had a fair value of $175.3 (54.3 billion Sri Lankan rupees).
(13)	During 2024 an insurance subsidiary of the company invested $100.4 in the Marval Guru Fund at the applicable net asset value of the fund on the transaction date, in addition to the company’s previously disclosed investment of $50.0 in 2017, pursuant to an investment management contract with the holding company whereby Benjamin Watsa, the CEO, CIO and Founder of Marval Capital Ltd. and a member of the company’s Board of Directors and the son of Prem Watsa, the company’s Chairman and CEO and effectively controlling shareholder, manages the investments in the fund.

Fairfax India

(14)	On February 20, 2025 Fairfax India acquired an additional 10.0% equity interest in Bangalore International Airport Limited (“Bangalore Airport”) from Siemens Project Ventures GmbH (“Siemens”) for purchase consideration of $255.0, payable in three installments, with the initial installment paid on closing, the second installment paid on August 26, 2025 and the balance to be paid during the third quarter of 2026. The company continued to apply the equity method of accounting for Fairfax India’s 74.0% equity interest in Bangalore Airport due to the ongoing extensive Indian government regulation of, and participation in, Bangalore Airport’s relevant activities.

Annual changes in carrying value

Changes in the carrying value of investments in associates for the years ended December 31 were as follows:

	2025
		Joint	Fairfax India
	Associates	ventures	associates	Total
Balance - January 1	6,472.2	681.1	1,352.3	8,505.6
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	746.6	(9.6)	79.1	816.1
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	284.4	(6.4)	7.5	285.5
Share of losses on defined benefit plans	(0.4)	(0.5)	(3.4)	(4.3)
	1,030.6	(16.5)	83.2	1,097.3

Dividends and distributions recognized	(699.2)	(209.0)	(36.3)	(944.5)
Purchases and acquisitions(1)	1,242.1	129.1	273.1	1,644.3
Divestitures and other net changes in capitalization(2)	(399.4)	(44.7)	19.2	(424.9)
Reclassifications(3)	131.7	—	—	131.7
Foreign exchange effect and other	35.1	9.2	(76.2)	(31.9)
Balance - December 31	7,813.1	549.2	1,615.3	9,977.6

	2024
		Joint	Fairfax India
	Associates	ventures	associates	Total
Balance - January 1	5,865.8	741.8	1,429.7	8,037.3
Share of pre-tax comprehensive income (loss):
Share of profit	871.1	46.2	39.0	956.3
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(146.6)	(7.5)	1.0	(153.1)
Share of losses on defined benefit plans	(0.7)	(0.7)	(0.4)	(1.8)
	723.8	38.0	39.6	801.4

Dividends and distributions recognized	(308.1)	(88.2)	(32.9)	(429.2)
Purchases and acquisitions	573.6	126.7	—	700.3
Divestitures and other net changes in capitalization(2)	(253.6)	(3.2)	(45.1)	(301.9)
Reclassifications(3)	(97.4)	(127.4)	—	(224.8)
Foreign exchange effect and other	(31.9)	(6.6)	(39.0)	(77.5)
Balance - December 31	6,472.2	681.1	1,352.3	8,505.6
(1)	Includes the company’s investments in Digitide and Bluspring received from a non‑cash spin‑off distribution by Quess, with initial fair values of $148.3 and $52.6, respectively.
(2)	Primarily reflects the partial sale of Eurobank and the sale of Sigma in 2025. Primarily reflects the sale of Stelco, partially offset by a net gain recorded in net changes in capitalization in the consolidated statement of changes in equity in connection with the initial public offering of Digit Insurance in 2024.
(3)	Primarily reflects the commencement of the equity method of accounting for Keg Restaurants Ltd. in 2025 (see note 21). Primarily reflects the consolidations of Peak Achievement and Meadow Foods (see note 21) and the commencement of the equity method of accounting for John Keells and the Marval Guru Fund in 2024.

Subsequent to December 31, 2025

Acquisition of Kennedy-Wilson Holdings, Inc.

On February 16, 2026 the company and Kennedy-Wilson Holdings, Inc. (“Kennedy Wilson”) entered into a definitive merger agreement pursuant to which Kennedy Wilson will be acquired, in an all cash-transaction, by a consortium led by William McMorrow, Chairman and Chief Executive Officer of Kennedy Wilson, and certain other senior executives of Kennedy Wilson, together with the company (collectively, the “Consortium”). Under the merger agreement, the Consortium will acquire all outstanding common shares of Kennedy Wilson not already owned by members of the Consortium for $10.90 per share in cash. Concurrent with the merger agreement, the company also committed to provide the Consortium with funding of up to $1.65 billion, principally to fund the transaction’s cash purchase price. The transaction is subject to customary closing conditions, including shareholder approvals, and is expected to close in the second quarter of 2026.